Schedule of Detailed information of Warrants issued (Details) (Parenthetical)	Dec. 16, 2016
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Reverse stock split	5.4242194-for-one share split of its ordinary shares as well as a 5.4242194-for-one adjustment with respect to the number of ordinary shares underlying its share